8. CONVERTIBLE PROMISSORY NOTES (Details Textual) (USD $)	1 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jun. 30, 2010 JMJConvertiblePromissoryNotesMember	Jun. 30, 2012 JMJConvertiblePromissoryNotesMember
Proceeds from convertible promissory notes		$ 0	$ 0	$ 0	$ 1,685,000	$ 0	$ 3,000,000
Principal sum of convertible promissory notes								3,850,000
Discount of convertible promissory notes	94,887	94,887		0	19,229			850,000
One-time interest charge of on the principal sum							1000.00%
Conversion description							The holder may at its election convert all or part of these notes into shares of the Company's common stock at the conversion rate of the lesser of: (a) $0.10 per share, or (b) 85% of the average of the three lowest trade prices in the 20 trading days prior to the conversion.
Value of notes converted into shares of common stock	$ 2,000,000	$ 2,500,000	$ 500,000	$ 0	$ 13,171,297	$ 7,736,256	$ 3,562,215
Number of shares issued on notes converted into shares of common stock		31,578,947					76,465,706
Maturity date of Notes							Mar. 30, 2013